SCUDDER
                                                                     INVESTMENTS




Supplement to the currently effective prospectus of each of the listed funds:


The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:


Scudder High Income Fund

Scudder High Income Opportunity Fund

Scudder High Income Plus Fund

--------------------------------------------------------------------------------

Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 60 days of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:

Scudder Aggressive Growth Fund
Scudder-Dreman Small Cap Value Fund                                  Scudder International Fund
Scudder EAFE(R) Equity Index Fund                                    Scudder International Select Equity Fund
Scudder Emerging Markets Growth Fund                                 Scudder Japanese Equity Fund
Scudder Emerging Markets Income Fund                                 Scudder Latin America Fund
Scudder Flag Investors Communications Fund                           Scudder Micro Cap Fund
Scudder Global Fund                                                  Scudder Mid Cap Growth Fund
Scudder Global Biotechnology Fund                                    Scudder New Europe Fund
Scudder Global Bond Fund                                             Scudder Pacific Opportunities Fund
Scudder Global Discovery Fund                                        Scudder Small Cap Growth Fund
Scudder Gold and Precious Metals Fund                                Scudder Small Company Stock Fund
Scudder Greater Europe Growth Fund                                   Scudder Small Company Value Fund
Scudder Health Care Fund                                             Scudder Strategic Income Fund
Scudder International Equity Fund                                    Scudder Technology Fund

--------------------------------------------------------------------------------

Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:


Scudder Balanced Fund                                           Scudder Lifecycle Short Range Fund
Scudder Blue Chip Fund                                          Scudder Managed Municipal Bond Fund
Scudder California Tax-Free Income Fund                         Scudder Massachusetts Tax-Free Fund
Scudder Capital Growth Fund                                     Scudder New York Tax-Free Income Fund
Scudder Development Fund                                        Scudder Pathway Series: Conservative Portfolio
Scudder-Dreman Financial Services Fund                          Scudder Pathway Series: Growth Plus Portfolio
Scudder-Dreman High Return Equity Fund                          Scudder Pathway Series: Growth Portfolio
Scudder Equity 500 Index Fund                                   Scudder Pathway Series: Moderate Portfolio
Scudder Fixed Income Fund                                       Scudder PreservationPlus Income Fund
Scudder Flag Investors Equity Partners Fund                     Scudder RREEF Real Estate Securities Fund
Scudder Flag Investors Value Builder Fund                       Scudder S&P 500 Stock Fund
Scudder Florida Tax-Free Income Fund                            Scudder S&P 500 Index Fund
Scudder Focus Value+Growth Fund                                 Scudder Select 500 Fund
Scudder GNMA Fund                                               Scudder Short Duration Fund
Scudder Growth Fund                                             Scudder Short-Term Bond Fund
Scudder Growth and Income Fund                                  Scudder Short-Term Municipal Bond Fund
Scudder High Yield Tax-Free Fund                                Scudder Target 2013 Fund
Scudder Income Fund                                             Scudder Target 2014 Fund
Scudder Intermediate Tax/AMT Free Fund                          Scudder Tax Advantaged Dividend Fund
Scudder Large Cap Value Fund                                    Scudder Total Return Fund
Scudder Large Company Growth Fund                               Scudder US Bond Index Fund
Scudder Lifecycle Long Range Fund                               Scudder US Government Securities Fund
Scudder Lifecycle Mid Range Fund

--------------------------------------------------------------------------------

Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The following information supplements or replaces similar disclosure in each fund's currently effective prospectuses:

For each fund listed in this supplement

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the funds. For this reason, the funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the funds'. Subject to approval by DeAM or each fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the funds' policies) and remit the fees to the funds. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from the funds' policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of any mutual fund advised by the funds' investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (iv) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (v) transactions involving hardship of any registered shareholder; (vi) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (vii) transactions involving shares purchased through the reinvestment of dividends or other distributions;
(viii) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g. shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (ix) transactions initiated by a fund or administrator (e.g. redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund);
(x) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the funds or their agents in their sole discretion); or (xi) for Scudder Massachusetts Tax-Free Fund, Scudder Short-Term Bond Fund and Scudder Intermediate Tax/AMT Free Fund only: check writing transactions in these funds.

The funds expect that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the funds' investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The funds reserve the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

The following information replaces the paragraph "Exchanges are a shareholder privilege not a right" under "Policies You Should Know About" in each fund's prospectus:

For each fund listed in this supplement

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. The fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. The fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

The fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions noted in the discussion of redemption fees);

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price" in each fund's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund by an investor is detected, the Advisor may determine to prohibit that investor from future purchases in the funds or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.

The following replaces the disclosure regarding fair valuation under "How the fund calculates share price" under "Policies You Should Know About" in each fund's prospectus:

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

The following supplements the "Other Policies and Risks" or "Other Policies and Secondary Risks" section of each fund's prospectus:

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

The following information supplements disclosure in the "How Much Investors Pay" section of each applicable fund's currently effective Class A prospectus:

For each fund listed in this supplement with a Class A prospectus

Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

The following information supplements the front-end sales charge breakpoint schedule in the "Choosing a Share Class -- Class A shares" section of each applicable fund's currently effective Class A prospectus.

For each fund listed in this supplement with a Class A prospectus

Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentage noted above.






               Please Retain This Supplement for Future Reference





February 4, 2005

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Statement of Additional Information of each of the listed funds:


Scudder Aggressive Growth Fund               Scudder Gold and Precious Metals Fund       Scudder New York Tax-Free Income Fund

Scudder Balanced Fund                        Scudder Greater Europe Growth Fund          Scudder Pacific Opportunities Fund

Scudder Blue Chip Fund                       Scudder Growth Fund                         Scudder Pathway Series: Conservative
                                                                                            Portfolio
Scudder California Tax-Free Income Fund      Scudder Growth and Income Fund
                                                                                         Scudder Pathway Series: Growth Plus
Scudder Capital Growth Fund                  Scudder Health Care Fund                       Portfolio

Scudder Development Fund                     Scudder High Income Fund                    Scudder Pathway Series: Growth Portfolio

Scudder-Dreman Financial Services Fund       Scudder High Income Opportunity Fund        Scudder Pathway Series: Moderate Portfolio

Scudder-Dreman High Return Equity Fund       Scudder High Income Plus Fund               Scudder PreservationPlus Income Fund

Scudder-Dreman Small Cap Value               Scudder High Yield Tax-Free Fund            Scudder RREEF Real Estate Securities Fund
   Fund
                                             Scudder Income Fund                         Scudder S&P 500 Stock Fund
Scudder EAFE(R) Equity Index Fund
                                             Scudder Intermediate Tax/AMT Free Fund      Scudder S&P 500 Index Fund
Scudder Emerging Markets Growth Fund
                                             Scudder International Equity Fund           Scudder Select 500 Fund
Scudder Emerging Markets Income Fund
                                             Scudder International Fund                  Scudder Short Duration Fund
Scudder Equity 500 Index Fund
                                             Scudder International Select Equity Fund    Scudder Short-Term Bond Fund
Scudder Fixed Income Fund
                                             Scudder Japanese Equity Fund                Scudder Short-Term Municipal Bond Fund
Scudder Flag Investors Communications Fund
                                             Scudder Large Cap Value Fund                Scudder Small Cap Growth Fund
Scudder Flag Investors Equity Partners Fund
                                             Scudder Large Company Growth Fund           Scudder Small Company Stock Fund
Scudder Flag Investors Value Builder Fund
                                             Scudder Latin America Fund                  Scudder Small Company Value Fund
Scudder Florida Tax-Free Income Fund
                                             Scudder Lifecycle Long Range Fund           Scudder Strategic Income Fund
Scudder Focus Value+Growth Fund
                                             Scudder Lifecycle Mid Range Fund            Scudder Target 2013 Fund
Scudder Global Fund
                                             Scudder Lifecycle Short Range Fund          Scudder Target 2014 Fund
Scudder Global Biotechnology Fund
                                             Scudder Managed Municipal Bond Fund         Scudder Tax Advantaged Dividend Fund
Scudder Global Bond Fund
                                             Scudder Massachusetts Tax-Free Fund         Scudder Technology Fund
Scudder Global Discovery Fund
                                             Scudder Micro Cap Fund                      Scudder Total Return Fund
Scudder GNMA Fund
                                             Scudder Mid Cap Growth Fund                 Scudder US Bond Index Fund

                                             Scudder New Europe Fund                     Scudder US Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

The paragraph relating to the 15-Day Hold Policy on exchanges is hereby removed from each fund's Statement of Additional Information.

The following supplements the "Investment Restrictions" section of each fund's Statement of Additional Information:

The Fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Fund does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit nonpublic portfolio holdings information to be shared with affiliates of the advisor, sub-advisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Fund has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Fund's nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Trustees/Directors must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Fund's Trustees/Directors.

Supplement to the currently effective Statement of Additional Information of each of the listed funds:


Scudder Aggressive Growth Fund               Scudder Gold and Precious Metals Fund       Scudder New York Tax-Free Income Fund

Scudder Balanced Fund                        Scudder Greater Europe Growth Fund          Scudder Pacific Opportunities Fund

Scudder Blue Chip Fund                       Scudder Growth Fund                         Scudder Pathway Series: Conservative
                                                                                            Portfolio
Scudder California Tax-Free Income Fund      Scudder Growth and Income Fund
                                                                                         Scudder Pathway Series: Growth Plus
Scudder Capital Growth Fund                  Scudder Health Care Fund                       Portfolio

Scudder Development Fund                     Scudder High Income Fund                    Scudder Pathway Series: Growth Portfolio

Scudder-Dreman Financial Services Fund       Scudder High Income Opportunity Fund        Scudder Pathway Series: Moderate Portfolio

Scudder-Dreman High Return Equity Fund       Scudder High Income Plus Fund               Scudder PreservationPlus Income Fund

Scudder-Dreman Small Cap Value               Scudder High Yield Tax-Free Fund            Scudder RREEF Real Estate Securities Fund
   Fund
                                             Scudder Income Fund                         Scudder S&P 500 Stock Fund
Scudder EAFE(R) Equity Index Fund
                                             Scudder Intermediate Tax/AMT Free Fund      Scudder S&P 500 Index Fund
Scudder Emerging Markets Growth Fund
                                             Scudder International Equity Fund           Scudder Select 500 Fund
Scudder Emerging Markets Income Fund
                                             Scudder International Fund                  Scudder Short Duration Fund
Scudder Equity 500 Index Fund
                                             Scudder International Select Equity Fund    Scudder Short-Term Bond Fund
Scudder Fixed Income Fund
                                             Scudder Japanese Equity Fund                Scudder Short-Term Municipal Bond Fund
Scudder Flag Investors Communications Fund
                                             Scudder Large Cap Value Fund                Scudder Small Cap Growth Fund
Scudder Flag Investors Equity Partners Fund
                                             Scudder Large Company Growth Fund           Scudder Small Company Stock Fund
Scudder Flag Investors Value Builder Fund
                                             Scudder Latin America Fund                  Scudder Small Company Value Fund
Scudder Florida Tax-Free Income Fund
                                             Scudder Lifecycle Long Range Fund           Scudder Strategic Income Fund
Scudder Global Fund
                                             Scudder Lifecycle Mid Range Fund            Scudder Target 2013 Fund
Scudder Global Biotechnology Fund
                                             Scudder Lifecycle Short Range Fund          Scudder Target 2014 Fund
Scudder Global Bond Fund
                                             Scudder Managed Municipal Bond Fund         Scudder Tax Advantaged Dividend Fund
Scudder Global Discovery Fund
                                             Scudder Massachusetts Tax-Free Fund         Scudder Technology Fund
Scudder GNMA Fund
                                             Scudder Micro Cap Fund                      Scudder Total Return Fund

                                             Scudder Mid Cap Growth Fund                 Scudder US Bond Index Fund

                                             Scudder New Europe Fund                     Scudder US Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------------


The following information replaces the disclosure in the funds' statements of additional information regarding the Advisor's policies with respect to its selection of broker-dealers to execute the purchase and sale of the funds' portfolio securities, the allocation of trades among the funds and the use of broker-dealers that are affiliated with the Advisor appearing under one of the following captions: "Portfolio Transactions and Brokerage Commissions," "Fund Transactions and Brokerage Commissions," "Portfolio Transactions," "Fund Transactions," "Portfolio Transactions--Brokerage," "Brokerage Commissions," "Brokerage," and "Portfolio Transactions--Portfolio Transactions of the Underlying Funds." Other disclosure appearing under those captions, including the amount of brokerage commissions paid by a fund during the three most recent fiscal years, the amount of brokerage commissions directed for research during a fund's most recent fiscal year, the amount of brokerage commissions paid to affiliated broker-dealers during a fund's three most recent fiscal years and a fund's holdings of securities issued by its regular broker-dealers as of the end of the fund's most recent fiscal year, is not affected by this supplement.

                             PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor.

The policy of the Advisor in placing orders for the purchase and sale of securities for the funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the funds to their customers. However, the Advisor does not consider sales of shares of the funds as a factor in the selection of broker-dealers to execute portfolio transactions for the funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the funds as a factor in the selection of broker-dealers to execute portfolio transactions for the funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the funds and receive brokerage commissions or other transaction-related compensation from the funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.





               Please Retain This Supplement for Future Reference


February 4, 2005




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